UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-23c-3
Notification of Repurchase Offer

Pursuant to Rule 23c-3 [17 CFR 270.23c-3]
1.	Investment Company Act File Number: 811-08266

Date of Notification: August 20, 2010

2.	Exact name of investment company as specified in registration statement:

THE INDIA FUND, INC.

3.	Address of principal executive office: (number, street, city, state, zip code)

345 Park Avenue New York, NY 10154

4.	Check one of the following:
A.	☑ The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

B.	☐ The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

C.	☐ The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

By:	/s/ Barbara Pires
Barbara Pires
Chief Compliance Officer, Vice President and Assistant Secretary
(Title)